U.S. Securities and Exchange Commission
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type:


1. Name and address of issuer:
	WRL Series Life Account
		of Western Reserve Life Assurance Co. of Ohio
		570 Carillon Parkway
		St. Petersburg, FL  33716

2. Name of each series or class of securities for
which this Form is filed (if the Form is being filed for
all series and classes of securities of the issuer,
check the box but do not list the series or classes):
	WRL Series Life Account	x

 3.	Investment Company Act File Number:
	811-4420

	Securities Act File Number:	33-506, 33-5143,
 33-31140, 33-69138, 333-23359, 333-62397, 333-58322

 4(a).	Last day of fiscal year for which this Form is filed:

	December 31, 2001

 4(b).	Check box if this Form is being filed late (i.e.,
more than 90 days after the end of the issuer's fiscal year).N/A

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c).	Check box if this is the last time the issuer
will be filing this Form.	N/A

 5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
	$ 1,816,404,092

(ii) Aggregate price of securities redeemed or
$ 1,582,242,698 repurchased during the fiscal year:
	(iii)	Aggregate price of securities redeemed or repurchased
		during any prior fiscal year ending no earlier than
		October 11, 1995 that were not previously used
		to reduce registration fees payable to the Commission: $  0

	(iv)	Total available redemption credits [add items
		5(ii) and 5(iii)]:	$ 1,582,242,698

	(v)	Net sales - if item 5(i) is greater than item
		5(iv) [subtract 5(iv) from item 5(i)]:   $234,161,394

	(vi)	Redemption credits available for use in future
		years - if item 5(i) is less than item 5(iv)
		[subtract item 5(iv) from item 5(i)]:	$ (      )

	(vii)	Multiplier for determining registration fee	x  .000092
		(see Instruction C.9):

	(viii)	Registration fee due [multiply item 5(v) by
		item 5(vii) (enter "0" if no fee is due)]:	$ 21,542.85

 6.	Prepaid Shares

	If the response to item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11,1997, then report the
amount of securities (number of shares or other units)
deducted here:   0  .  If there is a number of shares
or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year
for which this form is filed that are available for
use by the issuer in future fiscal years, then state
that number here:   0   .

7. Interest due - if this Form is being filed more
than 90 days after the end of the issuer's fiscal year
(see Instruction D):	+$	0

8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]:
	=$	21,542.85

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
		March 26, 2002

	Method of Delivery:
			Wire Transfer
			Mail or other means

SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By: 	(Signature	/s/ Allan J. Hamilton
		and Title)*	Name:  Allan J. Hamilton
			Title: Treasurer

	Date:   March 27, 2002
* Please print the name and title of the signing officer below the signature.